GOODWILL	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the change in the balance of goodwill for the six-month period ended June 30, 2026 and the year ended December 31, 2025:

(US$ MILLIONS)	June 30, 2026	December 31, 2025
Balance at beginning of period	$13,310	$12,239
Acquisitions through business combinations (1)	3	736
Impairment (2)	—	(85)
Dispositions	—	(157)
Foreign currency translation	(82)	577
Balance at end of period	$13,231	$13,310
____________________________________
(1)See Note 3 for additional information.
(2)The prior period includes a goodwill impairment of $71 million at the Corporation’s solar power solutions.